Intangible asset (Tables)	6 Months Ended
Dec. 31, 2022
Intangible asset
Schedule of carrying value of the intangible assets acquired

5.Intangible assets – continued

The carrying value of the intangible assets is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2021	$1,691,575	$-	$1,691,575
Amortisation	(191,035)	-	(191,035)
Balance, June 30, 2022	1,500,540	-	1,500,540
Amortisation	(68,949)	-	(68,949)
Additions	-	24,247	24,247
Balance, December 31, 2022	$1,431,591	$24,247	1,455,838